Label	Element	Value
MML Foreign Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Foreign Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies

The Fund invests primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Equity securities may include common stocks, American, European, and Global depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The Fund may at times have significant exposure to one or more countries, industries, or sectors. It is expected that investments will be diversified around the world and within markets in an effort to minimize specific country and currency risks. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Thompson, Siegel & Walmsley LLC (“TSW”), currently anticipates investing in at least 12 countries other than the United States. TSW will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. TSW expects capital growth to be the predominant component of the Fund’s total return.

In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the MSCI EAFE Index. TSW’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. TSW employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

Quantitative Models Risk The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models may not produce the intended results and can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, changing sources of market return or market risk, or any technical issues with the design, construction, implementation, or maintenance of the models.

Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Initial Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’10,	15.50%	Lowest Quarter:	3Q ’11,	-20.32%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund’s performance benchmark index will be the MSCI EAFE Index rather than the MSCI ACWI ex USA because the MSCI EAFE Index more closely represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
MML Foreign Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.67%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[1]
MML Foreign Fund | MSCI ACWI ex USA (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MML Foreign Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,151
Annual Return 2010	rr_AnnualReturn2010	4.70%
Annual Return 2011	rr_AnnualReturn2011	(9.90%)
Annual Return 2012	rr_AnnualReturn2012	19.06%
Annual Return 2013	rr_AnnualReturn2013	20.08%
Annual Return 2014	rr_AnnualReturn2014	(6.97%)
Annual Return 2015	rr_AnnualReturn2015	(4.17%)
Annual Return 2016	rr_AnnualReturn2016	1.44%
Annual Return 2017	rr_AnnualReturn2017	21.73%
Annual Return 2018	rr_AnnualReturn2018	(15.90%)
Annual Return 2019	rr_AnnualReturn2019	13.17%
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	3.58%
MML Foreign Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,440
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.33%

[1]	Going forward, the Fund's performance benchmark index will be the MSCI EAFE Index rather than the MSCI ACWI ex USA because the MSCI EAFE Index more closely represents the Fund's investment strategy.
[2]	MML Advisers has agreed to waive .04% of its management fees through April 30, 2021. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.